Investment Properties - Summary of Investment Properties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Beginning balance	₩ 1,148,044	₩ 1,102,070
Acquisition	48,850	160,606
Disposal/Abandonment	(9,927)	(7,639)
Depreciation	(47,295)	(43,575)
Transfer from (to) property, plant and equipment	(61,472)
Transfer		(63,418)
Transfer and others	(11,613)
Ending balance	1,189,531	1,148,044
Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,501,400	1,426,234
Ending balance	1,590,018	1,501,400
Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(353,356)	(324,164)
Ending balance	(400,487)	(353,356)
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	302,750	340,790
Acquisition		51
Disposal/Abandonment	(3,493)	(5,837)
Transfer from (to) property, plant and equipment	(64,449)
Transfer		(32,254)
Transfer and others	(6,916)
Ending balance	356,790	302,750
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	302,750	340,790
Ending balance	358,358	302,750
Land [member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about investment property [line items]
Ending balance	(1,568)
Buildings [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	766,529	687,072
Acquisition	775	417
Disposal/Abandonment	(6,434)	(1,802)
Depreciation	(47,295)	(43,575)
Transfer from (to) property, plant and equipment	1,793
Transfer		124,417
Transfer and others	80,986
Ending balance	792,768	766,529
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,119,885	1,011,236
Ending balance	1,191,687	1,119,885
Buildings [member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(353,356)	(324,164)
Ending balance	(398,919)	(353,356)
Construction-in-progress [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	78,765	74,208
Acquisition	48,075	160,138
Transfer from (to) property, plant and equipment	1,184
Transfer		(155,581)
Transfer and others	(85,683)
Ending balance	39,973	78,765
Construction-in-progress [member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	78,765	74,208
Ending balance	₩ 39,973	₩ 78,765